Auditor's Fees and Services - Schedule of Auditor's Fees and Services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditors Fees And Services
Auditing services	€ 580	€ 360	€ 239
[of which for the previous year]	(221)	(22)	(22)
Other assurance services	85
Auditor's fees and services	€ 665	€ 360	€ 189